Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2024
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances
8.	Related Party Transactions and Balances

Remuneration of directors and key management personnel of the Company for the years ended March 31, 2024, 2023, and 2022 were as follows:

	For the years ended March 31,
	2024	2023	2022
Consulting fees charged by directors of the Company	$26,000	$25,100	$64,000
Salaries, fees and benefits	$234,800	$200,000	$188,021
Share-based payments	$1,455,180	$600,000	$-

Related party balances as at March 31, 2024 and 2023 were as follows:

	March 31, 2024	March 31, 2023
Amounts due to Directors and Officers of the Company	$171,294	$322,176
Amounts due to companies controlled by directors and officers	83,575	62,700
Total	$254,869	$384,876

The directors’ and officers’ balances also include fees and expenses owing to directors and officers incurred in the normal course of business. Related party amounts are unsecured, non-interest bearing and due on demand.